Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments
Derivative Instruments - Schedule of Derivative instruments (Assets/ Liabilities) at fair value (Table)

As of December 31, 2024:

a) Derivative Asset:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2024, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	1,574
				Total Fair Value		$1,574

b) Derivative Liabilities:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2024, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$14,588
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	3,526
				Total Fair Value		$18,114

9. Derivative Instruments – Continued

As of December 31, 2023:

a) Derivative Asset:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2023, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	$6,636
				Total Fair Value		$6,636

b) Derivative Liabilities:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2023, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$5,758
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	1,422
				Total Fair Value		$7,180

Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table)

- Derivative designated as accounting hedge

	For the years ended December 31,
Amount of gain / (loss) recognized in other comprehensive income	2024	2023	2022
Cross-currency swap agreement related to 2022 Bonds	$(7,239)	$5,286	$(1,757)
Reclassification to other income / (expense), net	8,536	(2,106)	(3,009)
Total gain/ (loss) recognized in accumulated other comprehensive income	$1,297	$3,180	$(4,766)

Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivatives not Designated as Accounting Hedge

- Derivatives not designated as accounting hedges:

	For the years ended December 31,
Amount of gain /(loss) recognized in other income / (expense), net	2024	2023	2022
Change in fair value of derivatives related to 2021 Bonds	$(10,934)	$5,529	$(9,542)
Realized interest expense of derivatives related to 2021 Bonds	(2,141)	(2,111)	(2,258)
Total (loss) / gain recognized in other income / (expense), net	$(13,075)	$3,418	$(11,800)